Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Other Receivables and Prepayments

NOTE 4. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following:

	As of December 31, 2016	As of December 31, 2015
Interest receivable	$60,497	$1,483,461
Due from third parties	-	461,993
Others	33,977	11,191
Total	$94,474	$1,956,645

Interest receivable represents interest income earned on loans to third parties (See Note 5). Due from third parties mainly represents receivable related to the sale of the non-operating department, other expenses of year ended December 31, 2015 were the payroll costs related to that department.